       Supplement dated August 16th, 1999 to Prospectus dated May 1, 1999 for the Pacific Value Variable Annuity
            Issued by Pacific Life Insurance Company ("Prospectus")

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement which amends the Prospectus describes the optional Guaranteed Income Advantage Rider ("GIA Rider").

The AN OVERVIEW OF PACIFIC VALUE section is amended as follows:

Guaranteed Income Advantage Rider (Optional)

The Guaranteed Income Advantage Rider ("GIA Rider") offers a guaranteed income advantage annuity option. You may buy the GIA Rider on the Contract Date or on any Contract Anniversary. The GIA Rider is not available in all states. Ask your registered representative about its current availability status in your state of residence.

The expense table under Contract Expenses has been revised by adding:

   Guaranteed Income Advantage Rider
    Charge, as a percentage of Contract
    Value/6/                               0.30%

/6/ If you buy the Guaranteed Income Advantage Rider ("GIA Rider"), which is subject to state availability, we deduct this charge on each Contract Anniversary date and the Annuity Date, and when you make a full withdrawal, if the GIA Rider is in effect on that date, or when you terminate the GIA Rider.

The information under Examples has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume an annual return of 5%.

without any Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider
(PDBR) and the Guaranteed Income Advantage Rider.

with SDBR reflects the expenses you would pay if you bought the Stepped-Up Death Benefit Rider, but not the GIA Rider or PDBR. These expenses depend on the age of the youngest Annuitant on the Contract Date.

with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, but not the GIA Rider or SDBR. These expenses depend on the age of the youngest Annuitant on the Contract Date.

with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the optional SDBR or PDBR.

with SDBR and GIA Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Income Advantage Rider.

with PDBR and GIA Rider reflects the expenses you would pay if you bought the Premier Death Benefit Rider and the Guaranteed Income Advantage Rider.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

-----------------------------------------------------------------------------------------------
                                                                   Expenses if you did not
                         Expenses if you      Expenses if you      annuitize or surrender, but
                         annuitized           surrendered          left the money in your
                         your Contract ($)    your Contract ($)    Contract ($)
-----------------------------------------------------------------------------------------------
Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr   1 yr   3 yr   5 yr   10 yr
-----------------------------------------------------------------------------------------------
Money Market
without any Rider          82   58   99   214   82  121  144   214     19     58     99     214
with SDBR                  84   64  109   235   84  127  154   235     21     64    109     235
with PDBR                  85   68  117   251   85  131  162   251     22     68    117     251
with GIA Rider             85   67  114   246   85  130  159   246     22     67    114     246
with SDBR and GIA Rider    87   73  125   266   87  136  170   266     24     73    125     266
with PDBR and GIA Rider    88   77  132   281   88  140  177   281     25     77    132     281
-----------------------------------------------------------------------------------------------
High Yield Bond
without any Rider          84   65  111   239   84  128  156   239     21     65    111     239
with SDBR                  86   71  121   259   86  134  166   259     23     71    121     259
with PDBR                  87   75  128   274   87  138  173   274     24     75    128     274
with GIA Rider             87   74  126   269   87  137  171   269     24     74    126     269
with SDBR and GIA Rider    89   80  136   289   89  143  181   289     26     80    136     289
with PDBR and GIA Rider    90   84  144   304   90  147  189   304     27     84    144     304
-----------------------------------------------------------------------------------------------
Managed Bond
without any Rider          84   65  111   239   84  128  156   239     21     65    111     239
with SDBR                  86   71  121   259   86  134  166   259     23     71    121     259
with PDBR                  87   75  128   274   87  138  173   274     24     75    128     274
with GIA Rider             87   74  126   269   87  137  171   269     24     74    126     269
with SDBR and GIA Rider    89   80  136   289   89  143  181   289     26     80    136     289
with PDBR and GIA Rider    90   84  144   304   90  147  189   304     27     84    144     304
-----------------------------------------------------------------------------------------------
Government Securities
without any Rider          84   65  111   239   84  128  156   239     21     65    111     239
with SDBR                  86   71  121   259   86  134  166   259     23     71    121     259
with PDBR                  87   75  128   274   87  138  173   274     24     75    128     274
with GIA Rider             87   74  126   269   87  137  171   269     24     74    126     269
with SDBR and GIA Rider    89   80  136   289   89  143  181   289     26     80    136     289
with PDBR and GIA Rider    90   84  144   304   90  147  189   304     27     84    144     304
-----------------------------------------------------------------------------------------------
Aggressive Equity
without any Rider          86   71  122   262   86  134  167   262     23     71    122     262
with SDBR                  88   77  132   282   88  140  177   282     25     77    132     282
with PDBR                  90   82  140   297   90  145  185   297     27     82    140     297
with GIA Rider             89   81  138   292   89  144  183   292     26     81    138     292
with SDBR and GIA Rider    91   87  147   312   91  150  192   312     28     87    147     312
with PDBR and GIA Rider    93   91  156   326   93  154  200   326     30     91    155     326
-----------------------------------------------------------------------------------------------
Growth LT
without any Rider          85   69  118   253   85  132  163   253     22     69    118     253
with SDBR                  87   75  128   273   87  138  173   273     24     75    128     273
with PDBR                  89   79  135   288   89  142  180   288     26     79    135     288
with GIA Rider             88   78  133   283   88  141  178   283     25     78    133     283
with SDBR and GIA Rider    90   84  143   303   90  147  188   303     27     84    143     303
with PDBR and GIA Rider    92   88  150   317   92  151  195   317     29     88    150     317
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                  Expenses if you did
                                                                  not annuitize or
                         Expenses if you     Expenses if you      surrender, but left
                         annuitized your     surrendered your     the money in your
                         Contract ($)        Contract ($)         Contract ($)
--------------------------------------------------------------------------------------
Variable Account         1 yr 3 yr 5 yr 10yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
--------------------------------------------------------------------------------------
Equity Income
without any Rider          84   66  113  243   84  129  158   243   21   66  113   243
with SDBR                  86   72  123  263   86  135  168   263   23   72  123   263
with PDBR                  88   76  130  278   88  139  175   278   25   76  130   278
with GIA Rider             87   75  128  273   87  138  173   273   24   75  128   273
with SDBR and GIA Rider    89   81  138  293   89  144  183   293   26   81  138   293
with PDBR and GIA Rider    91   85  145  308   91  148  190   308   28   85  145   308
--------------------------------------------------------------------------------------
Multi-Strategy
without any Rider          84   66  113  244   84  129  158   244   21   66  113   244
with SDBR                  86   72  123  264   86  135  168   264   23   72  123   264
with PDBR                  88   78  131  279   88  140  176   279   25   77  131   279
with GIA Rider             87   75  129  274   87  138  174   274   24   75  129   274
with SDBR and GIA Rider    89   81  139  294   89  144  184   294   26   81  139   294
with PDBR and GIA Rider    91   86  146  309   91  149  191   309   28   86  146   309
--------------------------------------------------------------------------------------
Large-Cap Value
without any Rider          86   72  123  264   86  135  168   264   23   72  123   264
with SDBR                  88   78  133  284   88  141  178   284   25   78  133   284
with PDBR                  90   83  141  299   90  146  186   299   27   83  141   299
with GIA Rider             89   81  139  294   89  144  184   294   26   81  139   294
with SDBR and GIA Rider    91   87  148  314   91  150  193   314   28   87  148   314
with PDBR and GIA Rider    93   92  156  328   93  155  201   328   30   92  156   328
--------------------------------------------------------------------------------------
Mid-Cap Value
without any Rider          86   72  123  264   86  135  168   264   23   72  123   264
with SDBR                  88   78  133  284   88  141  178   284   25   78  133   284
with PDBR                  90   83  141  299   90  146  186   299   27   83  141   299
with GIA Rider             89   81  139  294   89  144  184   294   26   81  139   294
with SDBR and GIA Rider    91   87  148  314   91  150  193   314   28   87  148   314
with PDBR and GIA Rider    93   92  156  328   93  155  201   328   30   92  156   328
--------------------------------------------------------------------------------------
Equity
without any Rider          84   66  113  244   84  129  158   244   21   66  113   244
with SDBR                  86   72  123  264   86  135  168   264   23   72  123   264
with PDBR                  88   77  131  279   88  140  176   279   25   77  131   279
with GIA Rider             87   75  129  274   87  138  174   274   24   75  129   274
with SDBR and GIA Rider    89   81  139  294   89  144  184   294   26   81  139   294
with PDBR and GIA Rider    91   86  146  309   91  149  191   309   28   86  146   309
--------------------------------------------------------------------------------------
Bond and Income
without any Rider          84   66  113  243   84  129  158   243   21   66  113   243
with SDBR                  86   72  123  263   86  135  168   263   23   72  123   263
with PDBR                  88   76  130  278   88  139  175   278   25   76  130   278
with GIA Rider             87   75  128  273   87  138  173   273   24   75  128   273
with SDBR and GIA Rider    89   81  138  293   89  144  183   293   26   81  138   293
with PDBR and GIA Rider    91   85  145  308   91  148  190   308   28   85  145   308
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Expenses if you did
                                                                   not annuitize or
                         Expenses if you      Expenses if you      surrender, but left
                         annuitized your      surrendered your     the money in your
                         Contract ($)         Contract ($)         Contract ($)
---------------------------------------------------------------------------------------
Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
---------------------------------------------------------------------------------------
Equity Index
without any Rider          79   51   88   191   79  114  133   191   16   51   88   191
with SDBR                  81   57   98   212   81  120  143   212   18   57   98   212
with PDBR                  83   61  106   228   83  124  151   228   20   61  106   228
with GIA Rider             82   60  103   223   82  123  148   223   19   60  103   223
with SDBR and GIA Rider    84   66  113   244   84  129  158   244   21   66  113   244
with PDBR and GIA Rider    86   71  121   259   86  134  166   259   23   71  121   259
---------------------------------------------------------------------------------------
Small-Cap Index
without any Rider          83   61  106   228   83  124  151   228   20   61  106   228
with SDBR                  85   68  116   249   85  131  161   249   22   68  116   249
with PDBR                  86   72  123   264   86  135  168   264   23   72  123   264
with GIA Rider             86   71  121   259   86  134  166   259   23   71  121   259
with SDBR and GIA Rider    88   77  131   279   88  140  176   279   25   77  131   279
with PDBR and GIA Rider    89   81  139   294   89  144  184   294   26   81  139   294
---------------------------------------------------------------------------------------
REIT
without any Rider          89   80  136   289   89  143  181   289   26   80  136   289
with SDBR                  91   86  146   308   91  149  191   308   28   86  146   308
with PDBR                  92   90  153   323   92  153  198   323   29   90  153   323
with GIA Rider             92   89  151   318   92  152  196   318   29   89  151   318
with SDBR and GIA Rider    94   95  161   337   94  158  206   337   31   95  161   337
with PDBR and GIA Rider    95   99  168   351   95  162  213   351   32   99  168   351
---------------------------------------------------------------------------------------
International
without any Rider          87   75  128   273   87  138  173   273   24   75  128   273
with SDBR                  89   81  138   293   89  144  183   293   26   81  138   293
with PDBR                  91   85  145   307   91  148  190   307   28   85  145   307
with GIA Rider             90   84  143   303   90  147  188   303   27   84  143   303
with SDBR and GIA Rider    92   90  153   322   92  153  198   322   29   90  153   322
with PDBR and GIA Rider    94   94  160   336   94  157  205   336   31   94  160   336
---------------------------------------------------------------------------------------
Emerging Markets
without any Rider          92   89  151   318   92  152  196   318   29   89  151   318
with SDBR                  94   94  160   337   94  157  205   337   31   94  160   337
with PDBR                  95   99  168   351   95  162  213   351   32   99  168   351
with GIA Rider             95   97  165   346   95  160  210   346   32   97  165   346
with SDBR and GIA Rider    97  103  175   365   97  166  220   365   34  103  175   365
with PDBR and GIA Rider    98  108  182   378   98  171  227   378   35  108  182   378
---------------------------------------------------------------------------------------

The following is added to the CHARGES, FEES AND DEDUCTIONS section:

Guaranteed Income Advantage Charge (Optional Rider)

If you purchase the GIA Rider, we deduct annually a Guaranteed Income Advantage Charge ("GIA Charge") for expenses related to the GIA Rider. The GIA Charge is equal to 0.30% multiplied by your Contract Value on the date the Charge is deducted.

We will deduct the GIA Charge from your Investment Options on a proportionate basis:

  . on each Contract Anniversary the GIA Rider remains in effect; on the Annuity Date, if the GIA Rider is still in effect;

  . when the GIA Rider is terminated.

Any portion of the GIA Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you terminate the GIA Rider, we will charge your Contract for the annual GIA Charge on the effective date of termination. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GIA Charge for the Contract Year the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

Purchasing the Guaranteed Income Advantage Rider (Optional)

You may purchase the GIA Rider on the Contract Date or on any Contract Anniversary. You may purchase the GIA Rider only if the age of each Annuitant is 80 years or younger on the date the GIA Rider is purchased. The GIA Rider will remain in effect until the earlier of:

  . a full withdrawal of the amount available for withdrawal under the Contract;

  . a death benefit becomes payable under the Contract;

  . any termination of the Contract in accordance with the terms of the Contract;

  . the Annuity Date; or

  . termination of the GIA Rider.

You may terminate the GIA Rider on the fifth Contract Anniversary or on any later Contract Anniversary.

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under Choosing Your Annuity Option:

Guaranteed Income Advantage Annuity Option

If you purchase the GIA Rider, you may choose any of the Annuity Options described in the Prospectus, or you may choose the Guaranteed Income Advantage Annuity Option if 10 years have passed since the GIA Rider was purchased and the GIA Rider is still in effect. You must choose fixed annuity payments under this Guaranteed Income Advantage Annuity Option.

The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option will be based on the higher of the following Guaranteed Income Base or the Enhanced Income Base, which are described below.

1. Guaranteed Income Base--If you purchase the GIA Rider on the Contract Date, the Guaranteed Income Base is equal to the Purchase Payments less an adjustment for each withdrawal, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to a withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges, to the Contract Value immediately prior to withdrawal.

   If you purchase the GIA Rider on a Contract Anniversary after the Contract Date, the Guaranteed Income Base is equal to the Contract Value on the date the GIA Rider is purchased, plus all Purchase Payments made after the GIA Rider is purchased, less an adjustment for each withdrawal occurring after the GIA is purchased, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to the withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

   The effective annual rate of interest will take into account the timing of when each Purchase Payment and withdrawal occurred. We accomplish this by applying a daily factor of 1.000133681 to each day's Guaranteed Income Base balance. The 5% effective annual rate of interest will stop accruing as of the earlier of:

  . the Contract Anniversary following the date the youngest Annuitant reaches his or her 80th birthday;

  . a full withdrawal of the amount available for withdrawal under the Contract;

  . a death benefit becomes payable under the Contract;

  . any termination of the Contract in accordance with the provisions of the Contract;

  . the Annuity Date; or

  . termination of the GIA Rider.

On the Annuity Date and if the GIA Rider has not terminated, the net amount we apply to the annuity payments will be the Guaranteed Income Base reduced by any remaining withdrawal charges associated with additional Purchase Payments added to the Contract, any applicable state premium tax, and any outstanding Contract Debt.

2. Enhanced Income Base--The Enhanced Income Base is equal to your Net Contract Value on the Annuity Date plus an additional 15% of the amount equal to:

  . the Net Contract Value on the Annuity Date;

  . less the sum of all Purchase Payments applied to the Contract in the 12 months prior to the Annuity Date.

  On the Annuity Date, the net amount we apply to the annuity payments will be the Enhanced Income Base reduced by any withdrawal charges associated with additional Purchase Payments added to the Contract and any applicable state premium tax.

The structure of the annuity payments that may be elected under the Guaranteed Income Advantage Annuity Option are:

   . 15 years or more Period Certain;
   . Life;
   . Joint and Survivor Life;
   . Life with 10 Years or More Period Certain.

If you purchase the Guaranteed Income Advantage ("GIA") Annuity Option, the waiver of withdrawal charges upon annuitization will not apply. We will reduce the net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option by any remaining withdrawal charges. The rider contains annuity tables for each GIA Annuity Option available.